Average Annual Total Returns			12 Months Ended	15 Months Ended	16 Months Ended	39 Months Ended	42 Months Ended	44 Months Ended	48 Months Ended	50 Months Ended	60 Months Ended	69 Months Ended	120 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
First Prospectus | Tradr 2X Long SPY Quarterly ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			26.23%	23.13%
Performance Inception Date		Sep. 30, 2024
First Prospectus | Tradr 2X Long SPY Quarterly ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[1]		26.15%	23.07%
First Prospectus | Tradr 2X Long SPY Quarterly ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		15.53%	17.71%
First Prospectus | Tradr 2X Long Innovation 100 Monthly ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			31.50%		34.01%
Performance Inception Date		Aug. 30, 2024
First Prospectus | Tradr 2X Long Innovation 100 Monthly ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[2]		30.47%		33.21%
First Prospectus | Tradr 2X Long Innovation 100 Monthly ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[2]		18.67%		25.87%
First Prospectus | Tradr 2X Long Innovation 100 Quarterly ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			30.24%	31.01%
Performance Inception Date		Sep. 30, 2024
First Prospectus | Tradr 2X Long Innovation 100 Quarterly ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[3]		30.24%	31.01%
First Prospectus | Tradr 2X Long Innovation 100 Quarterly ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[3]		17.90%	23.81%
First Prospectus | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	16.23%	16.96%
First Prospectus | Nasdaq 100 TR Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Nasdaq 100 TR Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			21.02%		21.86%
Second Prospectus | Astoria Real Assets ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			29.78%						12.72%
Performance Inception Date		Dec. 29, 2021
Second Prospectus | Astoria Real Assets ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[4]		29.41%						12.11%
Second Prospectus | Astoria Real Assets ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[4]		17.83%						9.87%
Second Prospectus | AXS Esoterica NextG Economy ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			22.27%								12.93%	24.96%
Performance Inception Date		Mar. 30, 2020
Second Prospectus | AXS Esoterica NextG Economy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[5]		15.70%								11.44%	23.53%
Second Prospectus | AXS Esoterica NextG Economy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[5]		15.87%								10.06%	20.61%
Second Prospectus | AXS Green Alpha ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			22.06%			8.61%
Performance Inception Date		Sep. 27, 2022
Second Prospectus | AXS Green Alpha ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[6]		21.95%			8.45%
Second Prospectus | AXS Green Alpha ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[6]		13.13%			6.66%
Second Prospectus | AXS Knowledge Leaders ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			19.72%								5.25%		8.69%
Second Prospectus | AXS Knowledge Leaders ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[7]		19.42%								4.94%		8.43%
Second Prospectus | AXS Knowledge Leaders ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[7]		11.89%								4.05%		7.07%
Second Prospectus | MSCI ACWI (Net) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI (Net) Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			22.34%						9.36%		11.19%		11.72%
Second Prospectus | AXS Astoria Blended Benchmark Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		AXS Astoria Blended Benchmark Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			19.42%						8.50%
Second Prospectus | Bloomberg Commodity Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Commodity Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			15.77%						6.59%
Second Prospectus | Bloomberg U.S. TIPS 1-3 Year (USD) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. TIPS 1-3 Year (USD) Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			5.68%						3.38%
Second Prospectus | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[8]		17.88%								14.42%	19.90%
Second Prospectus | MSCI All Country World IndexSM (Net) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI All Country World IndexSM (Net) Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[9]		22.34%								11.19%	17.24%
Second Prospectus | MSCI All Country World IndexSM Investable Market Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI All Country World IndexSM Investable Market Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[10]		22.06%			21.36%
Second Prospectus | MSCI World Equal Weighted NR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Equal Weighted NR Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			21.41%								7.83%		8.84%
Second Prospectus | MSCI World Ex USA Equal Weighted NR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Ex USA Equal Weighted NR Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			30.32%								7.13%		7.55%
Third Prospectus | Tradr 2X Long Innovation ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			41.50%					(5.06%)
Performance Inception Date		Apr. 28, 2022
Third Prospectus | Tradr 2X Long Innovation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[11]		33.21%					(6.64%)
Third Prospectus | Tradr 2X Long Innovation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[11]		29.71%					(3.81%)
Third Prospectus | Tradr 2X Short TSLA Daily ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(74.57%)				(64.39%)
Performance Inception Date		Jul. 13, 2022
Third Prospectus | Tradr 2X Short TSLA Daily ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[12]		(75.72%)				(65.67%)
Third Prospectus | Tradr 2X Short TSLA Daily ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[12]		(44.25%)				(31.15%)
Third Prospectus | Tradr 1.5X Short NVDA Daily ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(57.95%)				(72.14%)
Performance Inception Date		Jul. 13, 2022
Third Prospectus | Tradr 1.5X Short NVDA Daily ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[13]		(60.12%)				(73.57%)
Third Prospectus | Tradr 1.5X Short NVDA Daily ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[13]		(34.33%)				(32.56%)
Third Prospectus | Tradr 1X Short Innovation Daily ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(25.98%)							(12.85%)
Performance Inception Date		Nov. 05, 2021
Third Prospectus | Tradr 1X Short Innovation Daily ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[14]		(26.85%)							(16.99%)
Third Prospectus | Tradr 1X Short Innovation Daily ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[14]		(15.40%)							(8.67%)
Third Prospectus | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%				20.24%	15.28%		11.13%
Third Prospectus | ARK Innovation ETF Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ARK Innovation ETF Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			35.49%					13.13%
Third Prospectus | ARK Innovation ETF Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ARK Innovation ETF Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			35.49%							(10.56%)

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[6]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[7]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
[8]	The Fund’s primary benchmark is the S&P 500 Index®. The Standard & Poor’s (“S&P”) 500 Index® is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value. Unlike the Fund, the benchmark is unmanaged and does not include any fees or expenses. An investor cannot invest directly in an index.
[9]	The Fund also compares its performance with the MSCI All Country World IndexSM, which the Advisor believes is a better performance benchmark to the Fund’s performance in light of the Fund’s investment strategies. The MSCI All Country World IndexSM is a market-cap-weighted global equity index that tracks emerging and developed markets. It currently monitors nearly 3,000 large-and mid-cap stocks in 49 countries. Unlike the Fund, the benchmark is unmanaged and does not include any fees or expenses. An investor cannot invest directly in an index.
[10]	The MSCI All Country World Investable Market Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of the large-, mid-, and small-cap segments of developed and emerging markets. The index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and is not available for investment.
[11]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[12]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[13]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[14]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.